POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED FEBRUARY 6, 2013 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

Effective February 25, 2013, the names of the following indexes (each, an "Underlying Index") will change: (i) Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. There will be no change to the methodology by which the NASDAQ OMX Group, Inc., the index provider for each Underlying Index, calculates any Underlying Index.

As a result, effective as of that date, the Prospectus is changed as follows:

•  All references to the Share Buyback AchieversTM Index are deleted and replaced with the following:

NASDAQ Buyback Achievers Index

•  All references to the Broad Dividend AchieversTM Index are deleted and replaced with the following:

NASDAQ US Broad Dividend Achievers Index

•  All references to the Mergent Dividend AchieversTM 50 Index are deleted and replaced with the following:

NASDAQ Dividend Achievers 50 Index

•  All references to the International Dividend AchieversTM Index are deleted and replaced with the following:

NASDAQ International Dividend Achievers Index

•  The table on page 7 under the section titled "PowerShares Buyback AchieversTM Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:

	One Year	Five Years	Since Inception (12/20/06)
Return Before Taxes	9.98%	2.14%	2.03%
Return After Taxes on Distributions	9.64%	1.84%	1.73%
Return After Taxes on Distributions and Sale of Fund Shares	6.48%	1.64%	1.54%
NASDAQ Buyback Achievers Index(1) (reflects no deduction for fees, expenses or taxes)	10.79%	2.91%	2.80%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24)%	(0.31)%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	(0.10)%	(2.57)%	(2.55)%

(1) Prior to February 25, 2013, this index was known as the Share BuyBack AchieversTM Index.

•  The table on page 11 under the section titled "PowerShares Dividend AchieversTM Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:

	One Year	Five Years	Since Inception (09/15/05)
Return Before Taxes	9.00%	(0.39)%	2.34%
Return After Taxes on Distributions	8.14%	(1.18)%	1.56%
Return After Taxes on Distributions and Sale of Fund Shares	5.82%	(0.80)%	1.53%
NASDAQ US Broad Dividend Achievers Index(1) (reflects no deduction for fees, expenses or taxes)	9.71%	0.22%	3.01%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24)%	2.51%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	(0.10)%	(2.57)%	1.37%

(1) Prior to February 25, 2013, this index was known as the Broad Dividend AchieversTM Index.

•  The table and corresponding footnote on page 22 under the section titled "PowerShares High Yield Equity Dividend AchieversTM Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:

	One Year	Five Years	Since Inception (12/09/04)
Return Before Taxes	8.71%	(6.58)%	(2.32)%
Return After Taxes on Distributions	7.23%	(8.10)%	(3.78)%
Return After Taxes on Distributions and Sale of Fund Shares	5.59%	(6.32)%	(2.75)%
NASDAQ Dividend Achievers 50 Index(1) (reflects no deduction for fees, expenses or taxes)	9.28%	(6.28)%	(1.94)%
Dow Jones U.S. Select Dividend Index	12.41%	(0.65)%	3.09%
S&P 500 Value Index(2) (reflects no deduction for fees, expenses or taxes)	(0.48)%	(2.96)%	1.72%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24)%	2.90%

(1) Prior to February 25, 2013, this index was known as the Mergent Dividend AchieversTM 50 Index.

(2) S&P Citigroup Large Cap Value Index changed its name to S&P 500 Value Index as of 12/09/09.

•  The table on page 27 under the section titled "PowerShares International Dividend AchieversTM Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:

	One Year	Five Years	Since Inception (09/15/05)
Return Before Taxes	(2.48)%	(1.85)%	2.80%
Return After Taxes on Distributions	(3.58)%	(2.98)%	1.65%
Return After Taxes on Distributions and Sale of Fund Shares	(1.60)%	(2.20)%	1.74%
NASDAQ International Dividend Achievers Index(1) (reflects no deduction for fees, expenses or taxes)	(1.57)%	(1.08)%	3.56%
Dow Jones EPAC Select Dividend Index (reflects no deduction for fees, expenses or taxes)	(6.60)%	(2.89)%	n/a
MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes)	(12.17)%	(6.32)%	(0.08)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24)%	2.51%

(1) Prior to February 25, 2013, this index was known as the International Dividend AchieversTM Index.

Please Retain This Supplement For Future Reference.

P-PS-PRO-1 SUP-2 020613

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED FEBRUARY 6, 2013 TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 31, 2012

Effective February 25, 2013, the names of the following indexes (each, an "Underlying Index") will change: (i) Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. There will be no change to the methodology by which the NASDAQ OMX Group, Inc., the index provider for each Underlying Index, calculates any Underlying Index.

As a result, effective as of that date, the Statement of Additional Information is changed as follows:

•  All references to the Share Buyback AchieversTM Index are deleted and replaced with the following:

NASDAQ Buyback Achievers Index

•  All references to the Broad Dividend AchieversTM Index are deleted and replaced with the following:

NASDAQ US Broad Dividend Achievers Index

•  All references to the Mergent Dividend AchieversTM 50 Index are deleted and replaced with the following:

NASDAQ Dividend Achievers 50 Index

•  All references to the International Dividend AchieversTM Index are deleted and replaced with the following:

NASDAQ International Dividend Achievers Index

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-4 020613